Contingent liabilities	12 Months Ended
Dec. 31, 2021
Contingent liabilities
Contingent liabilities
29.	Contingent liabilities

The Company is currently a party to various legal proceedings. If management believes that a loss arising from these proceedings is probable and can reasonably be estimated, that amount of the loss is recorded. As additional information becomes available, any potential liability related to these proceedings is assessed and the estimates are revised, if necessary. Based on currently available information, management believes that the ultimate outcome of these proceedings, individually and in aggregate, will not have a material adverse effect on the Company’s financial position or overall trends in results of operations.

The Company had received a government grant in prior years of approximately $800,000 to assist with the development of a new system of advanced waste treatment systems technology. The grant is potentially repayable at the rate of 3% of any consideration received as a result of the project, for which funding has been received, to a maximum of the actual grant received. This repayment provision will remain in effect until May 30, 2024. The Company abandoned the project in 2011 and accordingly, no amount is expected to be repaid.